                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ______

Post-Effective Amendment No. 4 (333-139762)                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57 (File No. 811-07195)                                        [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

  829 Ameriprise Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on Jan. 26, 2009 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 4 is to supplement prospectuses for RiverSource Signature One Select Variable Annuity and Wells Fargo Advantage Builder Select Variable Annuity.

The supplements filed electronically herewith are not intended to supersede prospectuses filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-139762, filed on or about April 24, 2008, Statement of Additional Information filed electronically with Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 incorporated by reference into Part B of Post-Effective Amendment No. 2 to this Registration Statement, or supplements filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-139762.

The prospectuses for RiverSource Signature One Select Variable Annuity and Wells Fargo Advantage Builder Select Variable Annuity filed electronically with Post-Effective Amendment No. 2 to Registration Statement No. 333-139762 on or about April 24, 2008 are incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

The Combined Statement of Additional Information and Financial Statements filed electronically with Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 are incorporated by reference into Part B of Post-Effective Amendment No. 4 to this Registration Statement.

Part A.

The prospectuses for RiverSource Signature One Select Variable Annuity and Wells Fargo Advantage Builder Select Variable Annuity filed electronically with Post-Effective Amendment No. 2 to Registration Statement No. 333-139762 on or about April 24, 2008 are incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

                                  Prospectus Supplement dated Jan. 26, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 H (5/08)        274320 C(5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 H (5/08)        45313 L (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 H (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 H (5/08)
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED UNDER RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY CONTRACTS ARE NOW AVAILABLE UNDER OPTION C.

II. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER AND THE FEES FOR SECURESOURCE(SM) RIDERS WILL CHANGE AND THE FOLLOWING REVISIONS TO THE PROSPECTUS APPLY:

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NATIONAL, RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NATIONAL, RIVERSOURCE SIGNATURE ONE SELECT VARIABLE ANNUITY, AND RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY:

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:

 ACCUMULATION PROTECTOR BENEFIT RIDER FEES(1)                      MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or minimum contract accumulation value, whichever is greater.)

   (1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

 SECURESOURCE -- SINGLE LIFE RIDER FEE(2)                          MAXIMUM: 2.00%   CURRENT: 1.10%
 SECURESOURCE -- JOINT LIFE RIDER FEE(2)                           MAXIMUM: 2.50%   CURRENT: 1.40%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   (2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

     - the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%, and

     - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45313-17 A (1/09)

* Valid until next prospectus update


                                      --1--

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it as follows*:

     - SecureSource -- Single Life rider, 1.10%;

     - SecureSource -- Joint Life rider, 1.40%.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%.

The SecureSource -- Single Life rider charge will not exceed a maximum charge of 2.00%*. The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.50%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NEW YORK AND RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:


 ACCUMULATION PROTECTOR BENEFIT RIDER FEE*                         MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or minimum contract accumulation value, whichever is greater.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


 SECURESOURCE -- SINGLE LIFE RIDER FEE*                            MAXIMUM: 2.00%   CURRENT: 0.90%
 SECURESOURCE -- JOINT LIFE RIDER FEE*                             MAXIMUM: 2.00%   CURRENT: 0.90%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional feature if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for is 0.55%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee of 0.90%* based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%.

The SecureSource rider charge will not exceed a maximum charge of 2.00%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


                                      --2--

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "ANNUAL OPERATING EXPENSES OF THE FUNDS -- EXAMPLES" SECTION OF THE PROSPECTUS:

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NATIONAL

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED UNDER CONTRACT OPTION L AND OPTION C                             OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Contract Option L                        $1,508    $2,781    $3,398    $6,456     $708     $2,081    $3,398    $6,456
Contract Option C                           720     2,112     3,443     6,525      720      2,112     3,443     6,525


   (1) In these examples, the $40 contract administrative charge is estimated as a .022%% charge for Option L and a .030% for Option C. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit and the SecureSource -- Joint Life Rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NEW YORK

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED UNDER CONTRACT OPTION L AND OPTION C                             OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Contract Option L......................  $1,416    $2,527    $3,010    $5,850     $616     $1,827    $3,010    $5,850
Contract Option C......................     627     1,858     3,058     5,926      627      1,858     3,058     5,926


   (1) In these examples, the $40 contract administrative charge is estimated as a .022% charge for Option L and a .030% for Option C. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


                                      --3--

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NATIONAL

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED                                                                  OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
NONQUALIFIED ANNUITY
Seven-year withdrawal charge schedule    $1,457    $2,639    $3,781    $6,122     $657     $1,939    $3,181    $6,122
Five-year withdrawal charge schedule      1,487     2,623     3,510     6,321      687      2,023     3,310     6,321
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
QUALIFIED ANNUITY                        ------   -------   -------   --------   ------   -------   -------   --------
Seven-year withdrawal charge schedule    $1,441    $2,596    $3,716    $6,019     $641     $1,896    $3,116    $6,019
Five-year withdrawal charge schedule      1,472     2,581     3,446     6,222      672      1,981     3,246     6,222


   (1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit and the SecureSource -- Joint Life Rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED                                                                  OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
NONQUALIFIED ANNUITY
Seven-year withdrawal charge schedule    $1,364    $2,380    $3,383    $5,478     $564     $1,680    $2,783    $5,478
Five-year withdrawal charge schedule      1,395     2,367     3,117     5,698      595      1,767     2,917     5,698
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
QUALIFIED ANNUITY                        ------   -------   -------   --------   ------   -------   -------   --------
Seven-year withdrawal charge schedule    $1,348    $2,337    $3,315    $5,366     $548     $1,637    $2,715    $5,366
Five-year withdrawal charge schedule      1,379     2,324     3,050     5,589      579      1,724     2,850     5,589


   (1) In these examples, the $40 contract administrative charge is estimated as a .010% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      --4--

FOR RIVERSOURCE SIGNATURE ONE SELECT VARIABLE ANNUITY

CURRENTLY OFFERED                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
      IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
    AT THE END OF THE APPLICABLE TIME           AT THE END OF THE APPLICABLE TIME
                 PERIOD:                                     PERIOD:
----------------------------------------    ----------------------------------------
1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------    ------    -------    -------    --------
$1,512     $2,892     $4,113     $6,479      $712      $2,092     $3,413     $6,479


   (1) In these examples, the $40 contract administrative charge is estimated as a .009% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY

CURRENTLY OFFERED                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
      IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
    AT THE END OF THE APPLICABLE TIME           AT THE END OF THE APPLICABLE TIME
                 PERIOD:                                     PERIOD:
----------------------------------------    ----------------------------------------
1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------    ------    -------    -------    --------
$1,382     $2,609     $3,789     $6,289      $682      $2,009     $3,289     $6,289


   (1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

III. THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM -- PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER":

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you can not select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

IV. EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT RIDER, ENHANCED GUARANTOR WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, OR SECURESOURCE(SM) RIDERS, SUBJECT TO STATE RESTRICTIONS. FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/AFTER JAN. 26, 2009:

     a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

     b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans.

   (1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For contracts issued in Florida, New Jersey, New York, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45313-17 A (1/09)

* Valid until next prospectus update


                                      --5--

45313-17 A (1/09)

   SUPPLEMENT DATED JANUARY 26, 2009*
  PRODUCT NAME          PRODUCT FORM #
----------------------------------------
  WELLS FARGO(R)        45303 H (5/08)
  ADVANTAGE
  BUILDER SELECT
  VARIABLE ANNUITY
----------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER AND THE FEES FOR SECURESOURCE RIDERS WILL CHANGE AND THE FOLLOWING REVISIONS TO THE PROSPECTUS
APPLY:

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:


 ACCUMULATION PROTECTOR BENEFIT RIDER FEE(1)                       MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or minimum contract accumulation value, whichever is greater.)

   (1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


 SECURESOURCE -- SINGLE LIFE RIDER FEE(2)                          MAXIMUM: 2.00%   CURRENT: 1.10%
 SECURESOURCE -- JOINT LIFE RIDER FEE(2)                           MAXIMUM: 2.50%   CURRENT: 1.40%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   (2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

     - the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%, and

     - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45303-15 A (1/09)

* Valid until next prospectus update


                                      --1--

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it as follows*:

     - Secure Source -- Single Life rider, 1.10%;

     - SecureSource -- Joint Life rider, 1.40%.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%.

The SecureSource -- Single Life rider charge will not exceed a maximum charge of 2.00%*. The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.50%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "ANNUAL OPERATING EXPENSES OF THE FUNDS -- EXAMPLES" SECTION OF THE PROSPECTUS:

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                                                   OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Eight-year surrender charge schedule...  $1,476    $2,792    $4,063    $6,248     $676     $1,992    $3,263    $6,248
Six-year surrender charge schedule.....   1,502     2,862     3,769     6,412      702      2,062     3,369     6,412


   (1) In these examples, the $40 contract administrative charge is estimated as a .004% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

II. THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM -- PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER":

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you can not select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


                                      --2--

III. EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT RIDER, ENHANCED GUARANTOR WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, OR SECURESOURCE RIDERS, SUBJECT TO STATE RESTRICTIONS.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/ AFTER JAN. 26, 2009:

     a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

     b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans.

   (1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For contracts issued in Florida, New Jersey, New York, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45303-14 A (1/09)

* Valid until next prospectus update


                                      --3--

45303-15 A (1/09)

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated by reference.

Part C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account

               Report of Independent Registered Public Accounting Firm dated April 24, 2008

               Statements of Assets and Liabilities for the year ended Dec. 31, 2007

               Statements of Operations for the year ended Dec. 31, 2007

               Statements of Changes in Net Assets for the two years ended Dec. 31, 2007

               Notes to Financial Statements

          RiverSource Life Insurance Company

               Report of Independent Registered Public Accounting Firm dated April 24, 2008

               Consolidated Statements of Assets and Liabilities for the two years ended Dec. 31, 2007

               Consolidated Statements of Operations for the three years ended Dec. 31, 2007

               Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2007

               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as
     Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration

     Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as
     Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration

     Statement No. 333-69777 is herein incorporated by reference.

2.   Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

3.2  Not applicable.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity (form 240180), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage Builder Variable Annuity (form 44210), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44214), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6  Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit
     Base) for the American Express Signature One Variable Annuity (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity (form 240183), filed electronically as
     Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity (form 240187), filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271155), filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector Plus Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271156), filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.17 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express FlexChoice Variable Annuity (form 43413), filed electronically as Exhibit
     4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.18 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.19 Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit
     4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.20 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.21 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.22 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.23 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as
     Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.24 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.25 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation

     Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.26 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base and 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.27 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit 4.17 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.28 Form of Deferred Variable Annuity Contract (Form 272876 DPSGI) filed electronically as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-85567 filed on or about February 11, 2004 is incorporated by reference.

4.29 Form of Deferred Variable Annuity Contract (Form 272876 DPWF6) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-85567 filed on or about February 11, 2004 is incorporated by reference.

4.30 Form of Deferred Variable Annuity Contract (Form 272876 DPWF8) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-85567 filed on or about February 11, 2004 is incorporated by reference.

4.31 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as
     Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.32 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.33 Form of Annuity Endorsement (form 273566) filed electronically as Exhibit
     4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.34 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

4.35 Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit
     4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006 is incorporated by reference.

4.36 Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit
     4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006 is incorporated by reference.

4.37 Form of Annuity Contract (form 272876) filed electronically as Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.38 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed electronically as Exhibit 4.37 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.38 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed electronically as Exhibit 4.38 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.39 Form of Contract Data Pages - RVSL (form 273954DPSG1) filed as Exhibit 4.39 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

4.40 Form of Contract Data Pages - AEL (form 273954DPSG1) filed as Exhibit 4.40 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of Contract Data Pages - RVSL (form 273954DPWFB) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of Contract Data Pages - AEL (form 273954DPWFB) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Unisex Traditional and SEP IRA Endorsement (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable

     Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, on or about Aug 4, 1999, is incorporated by reference.

4.44 Form of TSA Endorsement - RVSL (form 272865) filed electronically as
     Exhibit 4.30 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.45 Form of TSA Endorsement - AEL (form 272865) filed electronically as Exhibit
     4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.46 Form of 401 Plan Endorsement - RVSL (form 272866) filed electronically as
     Exhibit 4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.47 Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as
     Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.48 Form of Unisex Endorsement (form 272867) filed electronically as Exhibit
     4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.49 Form of Pre-election endorsement (form 273566) filed electronically as
     Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.50 Form of MAV GMIB Rider - RVSL (form 273961) filed electronically as Exhibit
     4.40 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.51 Form of MAV GMIB Rider - AEL (form 273961) filed electronically as Exhibit 4.41with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable

     Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.52 Form of 5% GMIB Rider - RVSL (form 273962) filed electronically as Exhibit
     4.42 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.53 Form of 5% GMIB Rider - AEL (form 273962) filed electronically as Exhibit
     4.43 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.54 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed electronically as Exhibit 4.44 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.55 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed electronically as Exhibit 4.45 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.56 Form of Unisex Endorsement - RVSL (form 273964) filed electronically as
     Exhibit 4.46 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.57 Form of Unisex Endorsement - AEL (form 273964) filed electronically as
     Exhibit 4.47 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.58 Form of 5% Death Benefit Rider - RVSL (form 273965) filed electronically as
     Exhibit 4.48 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.59 Form of 5% Death Benefit Rider - AEL (form 273965) filed electronically as
     Exhibit 4.49 with the Initial Registration

     Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.60 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed electronically as Exhibit 4.50 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.61 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed electronically as Exhibit 4.51 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

4.62 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.63 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity (form 240181), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

5.3 Form of Variable Annuity Application - Signature One (form 270235) filed electronically as Exhibit 5.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about Apr. 24, 2007 is incorporated by reference.

5.4 Form of Variable Annuity Application - WF Advantage et al (form 271492) filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

5.5  Form of Variable Annuity Application - Signature One (form 271844) filed as
     Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Variable Annuity Application - Signature One Select (form 272879) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Variable Annuity Application - WF Advantage Select et al (form 272880) filed electronically as Exhibit 5.14 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

5.8 Form of Variable Annuity Application - Signature One Select (form 273631) filed as Exhibit 5.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

5.9 Form of Variable Annuity Application - WF Advantage Select et al (form 273632) filed electronically as Exhibit 5.19 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

5.10 Form of Variable Annuity Application - Signature One Select - RVSL (from 273968) filed as Exhibit 5.10 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

5.11 Form of Variable Annuity Application - Signature One Select - AEL (from 273968) filed as Exhibit 5.11 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139762, on or about Jan. 3, 2007, is incorporated herein by reference.

5.12 Form of Variable Annuity Application - WF Advantage Select et al (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2006, is incorporated by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006 filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.2 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.4 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.5 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.8 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007, is incorporated by reference.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about Apr. 24, 2007 is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.12 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.13 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributors, LLC dated Jan. 30, 2007, filed electronically as Exhibit 8.16 to Registrant's Post- Effective Amendment No. 1 to Registration Statement No. 333-139795 on or about Apr. 24, 2007 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.17 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed electronically as Exhibit 8.14 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.18 Copy of Amended and Restated Participation Agreement by and between Franklin TempletonVariable Insurance Products Trust, Franklin/Templeton Distributors,Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006,is incorporated by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.20 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.21 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.22 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. dated Oct. 16, 2006, filed electronically as
     Exhibit 8.264 to Post-Effective Amendment No. 2 to Registration Statement No. 333-139762 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature One Select Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for Wells Fargo Advantage(R) Builder Select Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated Oct. 22, 2008 filed as Exhibit 13. to RiverSource Variable Annuity Account's Post-Effective Amendment No. 9 to Registration Statement No. 333-139759 is incorporated by reference.

(MODULE)
(NAME) IDSL25
(CIK) 0000353965
(CCC) *rp5xqss
(/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item 27. Number of Contract owners

     As of Dec. 31, 2008 there were 30,547 nonqualified contracts and 37,281 qualified contracts of contract holders.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(MODULE)
(NAME) IDSLUW-N4ITEM29
(CIK) 0000353965
(CCC) *rp5xqss
(/MODULE)

Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during the Registrant's last fiscal year, was paid the following commissions:

                     NET UNDERWRITING
NAME OF PRINCIPAL      DISCOUNTS AND    COMPENSATION ON    BROKERAGE
   UNDERWRITER          COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------------    ----------------   ---------------   -----------   ------------
RiverSource            $322,665,705          None             None          None
Distributors, Inc.

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         829 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

          (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Minneapolis, and State of Minnesota, on the 9th day of January, 2009.

                                           RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                           By RiverSource Life Insurance Company
                                           (Sponsor)


                                           By /s/ Timothy V. Bechtold*
                                              ----------------------------------
                                              Timothy V. Bechtold

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of January, 2009.

              Signature                                  Title
              ---------                                  -----


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------      President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------
Timothy V. Bechtold


/s/ Richard N. Bush*                    Senior Vice President -- Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------      Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------      Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------      Client Services
Bridget M. Sperl



/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Director
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct. 22, 2008 filed electronically as Exhibit 13., to Post-Effective Amendment No. 9 to Registration Statement No. 333-139759 and incorporated herein by reference, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel

CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 4 TO REGISTRATION STATEMENT NO. 333-139762

This Registration Statement is comprised of the following papers and documents:

The cover page.

Part A.

     The prospectuses for RiverSource Signature One Select Variable Annuity and Wells Fargo Advantage Builder Select Variable Annuity filed electronically with Post-Effective Amendment No. 2 to Registration Statement No. 333-139762 on or about April 24, 2008 are incorporated by reference.

     Supplements for RiverSource Signature One Select Variable Annuity and Wells Fargo Advantage Builder Select Variable Annuity

Part B.

     The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about Apr. 24, 2008, is incorporated by reference.

Part C.

     Other Information.

     The signatures.

     Exhibits

                                  EXHIBIT INDEX

9.   Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature One Select Variable Annuity

10.2 Consent of Independent Registered Public Accounting Firm for Wells Fargo Advantage(R) Builder Select Variable Annuity